Other Net Investment Result - Summary of Other Net Investment Result (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Profit or loss [abstract]
Interest revenue on financial instruments calculated using the effective interest method	€ 636	€ 605	€ 599
Interest revenue on financial instruments measured at FVPL	217	186	89
Other investment income	825	729	550
Results from financial transactions	10,065	7,634	6,929
Impairment (losses) / reversals	(22)	(47)	(33)
Investment contract income / (expenses)	(11,372)	(8,781)	(7,851)
Interest expense	(18)	(32)	(45)
For the year ended December 31	€ 331	€ 294	€ 238